UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York          February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total: $ 1,951,863
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number             Name

1             028-10748                       Oppenheimer Asset Management Inc.
----          -------------------              --------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION    MGERS    SOLE     SHARED   NONE
----------------------------------------------------------------------------- ------------------------------------------------------
APPLE INC                          COM         037833100   58,379    180,988  SH       SOLE            1    180,988
APPLE INC                          COM         037833100   96,671    299,700  SH       SHARED-OTHER    1               299,700
ANALOG DEVICES INC                 COM         032654105    8,868    235,400  SH       SOLE            1    235,400
ANALOG DEVICES INC                 COM         032654105   16,296    432,600  SH       SHARED-OTHER    1               432,600
ALTERA CORP                        COM         021441100   11,823    332,300  SH       SOLE            1    332,300
ALTERA CORP                        COM         021441100   20,797    584,500  SH       SHARED-OTHER    1               584,500
AMAZON COM INC                     COM         023135106   13,626     75,700  SH       SOLE            1     75,700
AMAZON COM INC                     COM         023135106   22,374    124,300  SH       SHARED-OTHER    1               124,300
ARUBA NETWORKS INC                 COM         043176106   20,640    988,525  SH       SOLE            1    988,525
ARUBA NETWORKS INC                 COM         043176106   33,438  1,601,445  SH       SHARED-OTHER    1             1,601,445
ATHEROS COMMUNICATIONS INC         COM         04743P108   20,467    569,800  SH       SOLE            1    569,800
ATHEROS COMMUNICATIONS INC         COM         04743P108   32,253    897,900  SH       SHARED-OTHER    1               897,900
ATMEL CORP                         COM         049513104    8,848    718,200  SH       SOLE            1    718,200
ATMEL CORP                         COM         049513104   13,944  1,131,800  SH       SHARED-OTHER    1             1,131,800
AVAGO TECHNOLOGIES LTD             SHS         Y0486S104   12,431    437,521  SH       SOLE            1    437,521
AVAGO TECHNOLOGIES LTD             SHS         Y0486S104   19,106    672,461  SH       SHARED-OTHER    1               672,461
AXT INC                            COM         00246W103    3,490    334,300  SH       SOLE            1    334,300
AXT INC                            COM         00246W103    6,433    616,200  SH       SHARED-OTHER    1               616,200
BROCADE COMMUNICATIONS SYS I     COM NEW       111621306    8,668  1,638,600  SH       SOLE            1  1,638,600
BROCADE COMMUNICATIONS SYS I     COM NEW       111621306   13,549  2,561,200  SH       SHARED-OTHER    1             2,561,200
BROADCOM CORP                      CL A        111320107   19,154    439,826  SH       SOLE            1    439,826
BROADCOM CORP                      CL A        111320107   30,640    703,550  SH       SHARED-OTHER    1               703,550
CHINACACHE INTL HLDG LTD         SPON ADR      16950M107    5,239    251,867  SH       SOLE            1    251,867
CHINACACHE INTL HLDG LTD         SPON ADR      16950M107    8,741    420,255  SH       SHARED-OTHER    1               420,255
CNINSURE INC                  SPONSORED ADR    18976M103   12,515    723,808  SH       SOLE            1    723,808
CNINSURE INC                  SPONSORED ADR    18976M103   20,450  1,182,754  SH       SHARED-OTHER    1             1,182,754
COACH INC                          COM         189754104   18,468    333,900  SH       SOLE            1    333,900
COACH INC                          COM         189754104   30,658    554,300  SH       SHARED-OTHER    1               554,300
CITRIX SYS INC                     COM         177376100    7,224    105,600  SH       SOLE            1    105,600
CITRIX SYS INC                     COM         177376100   13,299    194,400  SH       SHARED-OTHER    1               194,400
CYPRESS SEMICONDUCTOR CORP         COM         232806109   11,165    600,900  SH       SOLE            1    600,900
CYPRESS SEMICONDUCTOR CORP         COM         232806109   15,996    860,900  SH       SHARED-OTHER    1               860,900
DOLLAR TREE INC                    COM         256746108   20,188    359,980  SH       SOLE            1    359,980
DOLLAR TREE INC                    COM         256746108   33,345    594,590  SH       SHARED-OTHER    1               594,590
DEMANDTEC INC                    COM NEW       24802R506    5,588    515,500  SH       SOLE            1    515,500
DEMANDTEC INC                    COM NEW       24802R506    9,301    858,000  SH       SHARED-OTHER    1               858,000
DAQO NEW ENERGY CORP          SPONSORED ADR    23703Q104    3,806    374,562  SH       SOLE            1    374,562
DAQO NEW ENERGY CORP          SPONSORED ADR    23703Q104    5,083    500,279  SH       SHARED-OTHER    1               500,279
E HOUSE CHINA HLDGS LTD            ADR         26852W103    4,197    348,614  SH       SOLE            1    348,614
E HOUSE CHINA HLDGS LTD            ADR         26852W103    7,451    618,867  SH       SHARED-OTHER    1               618,867
ECHO GLOBAL LOGISTICS INC          COM         27875T101    5,589    373,609  SH       SOLE            1    373,609
ECHO GLOBAL LOGISTICS INC          COM         27875T101    9,364    625,940  SH       SHARED-OTHER    1               625,940
E M C CORP MASS                    COM         268648102   12,073    527,200  SH       SOLE            1    527,200
E M C CORP MASS                    COM         268648102   22,277    972,800  SH       SHARED-OTHER    1               972,800
ISHARES INC                     MSCI JAPAN     464286848    2,455    225,000  SH       SOLE                 225,000
EXPEDIA INC DEL                    COM         30212P105    7,128    284,100  SH       SOLE            1    284,100
EXPEDIA INC DEL                    COM         30212P105   13,155    524,300  SH       SHARED-OTHER    1               524,300
FLEETCOR TECHNOLOGIES INC          COM         339041105    7,838    253,500  SH       SOLE            1    253,500
FLEETCOR TECHNOLOGIES INC          COM         339041105   13,806    446,500  SH       SHARED-OTHER    1               446,500
LE GAGA HLDGS LTD             SPONSORED ADR    521168104   17,967  2,234,640  SH       SOLE            1  2,234,640
LE GAGA HLDGS LTD             SPONSORED ADR    521168104   24,612  3,061,157  SH       SHARED-OTHER    1             3,061,157
GUESS INC                          COM         401617105    9,298    196,500  SH       SOLE            1    196,500
GUESS INC                          COM         401617105   17,201    363,500  SH       SHARED-OTHER    1               363,500
GOOGLE INC                         CL A        38259P508   16,319     27,474  SH       SOLE            1     27,474
GOOGLE INC                         CL A        38259P508   28,288     47,626  SH       SHARED-OTHER    1                47,626
HEWLETT PACKARD CO                 COM         428236103   10,260    243,700  SH       SOLE            1    243,700
HEWLETT PACKARD CO                 COM         428236103   18,941    449,900  SH       SHARED-OTHER    1               449,900
INTRALINKS HLDGS INC               COM         46118H104    8,683    464,099  SH       SOLE            1    464,099
INTRALINKS HLDGS INC               COM         46118H104   15,735    841,000  SH       SHARED-OTHER    1               841,000
INTERSIL CORP                      CL A        46069S109    9,652    632,100  SH       SOLE            1    632,100
INTERSIL CORP                      CL A        46069S109   17,834  1,167,900  SH       SHARED-OTHER    1             1,167,900
ISOFTSTONE HLDGS LTD          SPONSORED ADS    46489B108   11,719    644,983  SH       SOLE            1    644,983
ISOFTSTONE HLDGS LTD          SPONSORED ADS    46489B108   18,261  1,005,017  SH       SHARED-OTHER    1             1,005,017
51JOB INC                     SP ADR REP COM   316827104    7,077    143,700  SH       SOLE            1    143,700
51JOB INC                     SP ADR REP COM   316827104   10,131    205,700  SH       SHARED-OTHER    1               205,700
KLA-TENCOR CORP                    COM         482480100   16,793    434,600  SH       SOLE            1    434,600
KLA-TENCOR CORP                    COM         482480100   30,499    789,300  SH       SHARED-OTHER    1               789,300
LONGTOP FINL TECHNOLOGIES LT       ADR         54318P108    7,866    217,400  SH       SOLE            1    217,400
LONGTOP FINL TECHNOLOGIES LT       ADR         54318P108   14,529    401,575  SH       SHARED-OTHER    1               401,575
LAM RESEARCH CORP                  COM         512807108    9,082    175,400  SH       SOLE            1    175,400
LAM RESEARCH CORP                  COM         512807108   16,808    324,600  SH       SHARED-OTHER    1               324,600
MARVELL TECHNOLOGY GROUP LTD       ORD         G5876H105   18,940  1,021,050  SH       SOLE            1  1,021,050
MARVELL TECHNOLOGY GROUP LTD       ORD         G5876H105   33,409  1,801,006  SH       SHARED-OTHER    1             1,801,006
MAXIM INTEGRATED PRODS INC         COM         57772K101   15,790    668,500  SH       SOLE            1    668,500
MAXIM INTEGRATED PRODS INC         COM         57772K101   29,147  1,234,000  SH       SHARED-OTHER    1             1,234,000
NETEASE COM INC               SPONSORED ADR    64110W102   17,359    480,200  SH       SOLE            1    480,200
NETEASE COM INC               SPONSORED ADR    64110W102   27,926    772,500  SH       SHARED-OTHER    1               772,500
NVIDIA CORP                        COM         67066G104   18,315  1,189,300  SH       SOLE            1  1,189,300
NVIDIA CORP                        COM         67066G104   27,885  1,810,700  SH       SHARED-OTHER    1             1,810,700
NXP SEMICONDUCTORS N V             COM         N6596X109    1,151     55,000  SH       SOLE                  55,000
ORACLE CORP                        COM         68389X105   14,386    459,622  SH       SOLE            1    459,622
ORACLE CORP                        COM         68389X105   24,294    776,160  SH       SHARED-OTHER    1               776,160
OMNIVISION TECHNOLOGIES INC        COM         682128103   19,518    659,184  SH       SOLE            1    659,184
OMNIVISION TECHNOLOGIES INC        COM         682128103   28,224    953,200  SH       SHARED-OTHER    1               953,200
VERIFONE SYS INC                   COM         92342Y109   15,150    392,900  SH       SOLE            1    392,900
VERIFONE SYS INC                   COM         92342Y109   21,482    557,100  SH       SHARED-OTHER    1               557,100
PEGASYSTEMS INC                    COM         705573103    6,354    173,456  SH       SOLE            1    173,456
PEGASYSTEMS INC                    COM         705573103   11,742    320,544  SH       SHARED-OTHER    1               320,544
QUALCOMM INC                       COM         747525103   59,281  1,197,838  SH       SOLE            1  1,197,838
QUALCOMM INC                       COM         747525103   99,494  2,010,376  SH       SHARED-OTHER    1             2,010,376
QUEST SOFTWARE INC                 COM         74834T103   19,962    719,600  SH       SOLE            1    719,600
QUEST SOFTWARE INC                 COM         74834T103   40,186  1,448,665  SH       SHARED-OTHER    1             1,448,665
RED HAT INC                        COM         756577102    7,071    154,900  SH       SOLE            1    154,900
RED HAT INC                        COM         756577102   13,024    285,300  SH       SHARED-OTHER    1               285,300
SILICON IMAGE INC                  COM         82705T102    1,103    150,000  SH       SOLE                 150,000
SANDISK CORP                       COM         80004C101   30,000    601,683  SH       SOLE            1    601,683
SANDISK CORP                       COM         80004C101   47,633    955,340  SH       SHARED-OTHER    1               955,340
SPREADTRUM COMMUNICATIONS IN       ADR         849415203      963     52,400  SH       SOLE                  52,400
7 DAYS GROUP HLDGS LTD             ADR         81783J101    8,846    415,300  SH       SOLE            1    415,300
7 DAYS GROUP HLDGS LTD             ADR         81783J101   12,401    582,200  SH       SHARED-OTHER    1               582,200
SYNAPTICS INC                      COM         87157D109    2,057     70,000  SH       SOLE                  70,000
TERREMARK WORLDWIDE INC          COM NEW       881448203   11,289    871,700  SH       SOLE            1    871,700
TERREMARK WORLDWIDE INC          COM NEW       881448203   24,759  1,911,882  SH       SHARED-OTHER    1             1,911,882
VANCEINFO TECHNOLOGIES INC         ADR         921564100    8,949    259,100  SH       SOLE            1    259,100
VANCEINFO TECHNOLOGIES INC         ADR         921564100   16,514    478,100  SH       SHARED-OTHER    1               478,100
VERISK ANALYTICS INC               CL A        92345Y106   23,599    692,470  SH       SOLE            1    692,470
VERISK ANALYTICS INC               CL A        92345Y106   37,812  1,109,516  SH       SHARED-OTHER    1             1,109,516



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